Right-of-use asset/Lease Liability - Schedule of Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Amortization of Right-of-use asset	$ 222	$ 0
Interest on Lease liability	73	0
Total	$ 295	$ 0